Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance (in shares) at Dec. 31, 2014		4,877,614
Beginning Balance at Dec. 31, 2014	$ 81,857,786	$ 975,482	$ 3,861,717	$ (8,880,620)	$ 85,901,207
Net income	7,588,901				7,588,901
Dividends paid	(4,540,748)				(4,540,748)
Stock repurchased	(390,205)	$ (3,807)	(386,398)
Stock Repurchased (in shares)		(19,035)
Options exercised	27,000	$ 341	26,659
Options exercised (in shares)		1,500
Excess tax benefits	1,001		1,001
Restricted stock granted (in shares)		15,000
Restricted stock granted		$ 3,000	(3,000)
Stock compensation expense	117,300		117,300
Other comprehensive income (loss), net	1,764,301			1,764,301
Ending Balance (in shares) at Dec. 31, 2015		4,875,079
Ending Balance at Dec. 31, 2015	86,425,336	$ 975,016	3,617,279	(7,116,319)	88,949,360
Net income	6,736,654				6,736,654
Dividends paid	(4,686,325)				(4,686,325)
Restricted stock granted (in shares)		7,500
Restricted stock granted		$ 1,500	(1,500)
Stock compensation expense	186,425		186,425
Other comprehensive income (loss), net	(3,602,695)			(3,602,695)
Ending Balance (in shares) at Dec. 31, 2016		4,882,579
Ending Balance at Dec. 31, 2016	85,059,395	$ 976,516	3,802,204	(10,719,014)	90,999,689
Net income	3,703,548				3,703,548
Dividends paid	(4,697,056)				(4,697,056)
Options exercised	92,625	$ 925	91,700
Options exercised (in shares)		4,626
Restricted stock granted (in shares)		7,500
Restricted stock granted		$ 1,500	(1,500)
Stock compensation expense	210,735		210,735
AOCI reclassification				(1,588,198)	1,588,198
Other comprehensive income (loss), net	4,081,793			4,081,793
Ending Balance (in shares) at Dec. 31, 2017		4,894,705
Ending Balance at Dec. 31, 2017	$ 88,451,040	$ 978,941	$ 4,103,139	$ (8,225,419)	$ 91,594,379